Revenue and Segment Information - Narrative (Details) 10-Q	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Agreement segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Segment Reporting, Revenue [Line Items]
Revenue from contract with customer, number of sponsorship agreements | Agreement			2
Revenues	$ 17,700,179	$ 0	$ 17,702,934	$ 0
Marketing expense					$ 1,404,324	$ 227,388
Number of reportable segment | segment			1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-07-01
Segment Reporting, Revenue [Line Items]
Revenue, remaining performance obligation, amount	$ 4,500,000		$ 4,500,000
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months		12 months
Sponsorship Agreement One [Member]
Segment Reporting, Revenue [Line Items]
Revenue, remaining performance obligation, amount	$ 1,900,000		$ 1,900,000
Sponsorship Agreement Two [Member]
Segment Reporting, Revenue [Line Items]
Revenue, remaining performance obligation, amount	2,600,000		2,600,000
Sales Channel, Sponsorship [Member]
Segment Reporting, Revenue [Line Items]
Revenues	17,500,000		17,500,000
Marketing expense	$ 4,200,000		$ 4,200,000